Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2015
Research and Development [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2015	December 31, 2014
Purchase price installments / Shipyard costs	408,965	344,386
Interest costs capitalized	1,704	443
Other costs capitalized	703	376
	411,372	345,205

Schedule of Estimated Outstanding Payments
As at June 30, 2015, the estimated timing of the firm outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 6 months to December 31, 2015	121,678
Payable within 12 months to December 31, 2016	185,068
Payable within 12 months to December 31, 2017	198,674
505,420